UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30,
2000

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:	126 East 56th Street
		25th Floor
		New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:	Controller
Phone:	212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  August 9, 2000


Report Type (Check only one.):

[ X]    	13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$525,589


List of Other Included Managers:

No. 13F File Number		Name













AS OF JUNE 30, 2000







FORM
13F

















Name of Reporting M
anager :
Walter F. Har
rison III




(SEC USE ONLY)


Item 1:

Item 2
Item 3
I
tem 4

Item 5
Item 6:

Ite
m 7:
Item 8:


Name of Iss
uer
Title of Cl
assCUSIP
Fair
Market

Shares of
Investment Disc
retion
Mana
gers   Vot
ing Authority (Shares)





Number
V
alue

Principal

(b) Shared
See In
struc. V










Amount
(a) Sole
As Define(c) Shar
ed

(a) Sole         (b) Shared   (c) None
























































in Instr. Other





AG SERVICES OF AMERICA

Common
1250109


4,388,950
287,800
X

Walter
Harris
X


ALLIANT TECHSYSTEMS INC

Common
18804104


7,283,250
108,000
X

Walter
Harris
X


AMERICAN TECHNOLOGY COR
P PFD
Common
30990345


669,870
148,860
X

Walter
Harris
X


ANHTRACITE MORTGAGE CAP
ITAL INC
Common
37023108


3,745,613
525,700
X

Walter
Harris
X


BANK NEW YORK INC

Common
64057102


60,957,780
1,310,920
X

Walter
Harris
X


BRUNSWICK CORP

Common
117043109


2,264,094
136,700
X

Walter
Harris
X


CAPITAL AUTOMOTIVE REIT

Common
139733109


9,467,988
670,300
X

Walter
Harris
X


CAPITAL CROSSING BANK

Common
140071101


2,075,625
202,500
X

Walter
Harris
X


CASINO DATA SYS

Common
147583108


4,462,847
696,645
X

Walter
Harris
X


CHART HOUSE ENTERPRISES
INC
Common
160902102


963,518
175,185
X

Walter
Harris
X


CIT GROUP INC CLA

Common
125577106


2,253,875
138,700
X

Walter
Harris
X


CITIZENS COMMUNICATIONS
COMPANY
Common
177342201


6,401,475
371,100
X

Walter
Harris
X


CNA FINANCIAL CORP

Common
126117100


14,587,700
429,050
X

Walter
Harris
X


COLUMBIA/HCA HEALTHCARE
CORP
Common
197677107


1,303,594
51,500
X

Walter
Harris
X


COMDISCO INC

Common
200336105


2,516,850
112,800
X

Walter
Harris
X


COMPUTER ASSOC INTL INC
 .
Common
204912109


33,292,504
650,403
X

Walter
Harris
X


CONVERGYS CORP

Common
212485106


7,537,438
145,300
X

Walter
Harris
X


COOKER RESTAURANT CORP
COM NEW
Common
216284208


2,184
832
X

Walter
Harris
X


CYBERONICS

Common
23251P102


3,172,800
264,400
X

Walter
Harris
X


DVI INC

Common
233343102


11,182,400
698,900
X

Walter
Harris
X


DELWEBB CORP

Common
947423109


7,094,281
463,300
X

Walter
Harris
X


DIME BANCORP INC

Common
25429Q102


4,265,100
270,800
X

Walter
Harris
X


ELECTROGLAS INC.

Common
285324109


6,712,300
312,200
X

Walter
Harris
X


EQUITY INNS INC

Common
294703103


2,808,925
458,600
X

Walter
Harris
X


EVEREST REINSURANCE

Common
299808105


11,861,300
360,800
X

Walter
Harris
X


FEDL NATL MTGE ASSN

Common
313586109


25,398,352
486,675
X

Walter
Harris
X


FIRSTAR CORP

Common
33763V109


3,372,022
160,096
X

Walter
Harris
X


FIRST REPUBLIC BANCORP
INC
Common
33615F104


4,631,481
232,300
X

Walter
Harris
X


FLOORING AMERICA

Common
339756108


245,944
655,850
X

Walter
Harris
X


FOREST CITY ENTERPRISES
(CL-A)
Class-
A  345550107


12,487,924
374,170
X

Walter
Harris
X


GLOBALSTAR TELECOMMUNIC
ATION
Common
G3930H104


4,032,000
448,000
X

Walter
Harris
X


GENTEK INC

Common
37245X104


4,579,447
409,336
X

Walter
Harris
X


GOOD GUYS INC

Common
382091106


2,138,750
590,000
X

Walter
Harris
X


HCA-HEALTHCARE CO

Common
404119109


9,063,900
298,400
X

Walter
Harris
X


HILTON HOTELS

Common
432848109


3,122,813
333,100
X

Walter
Harris
X


HOLLINGER ITNL INC CL A

Common
435569108


5,680,263
416,900
X

Walter
Harris
X


HOLLYWOOD.COM INC

Common
89144109


2,682,663
346,150
X

Walter
Harris
X


HUDSON UNITED BANCORP

Common
444165104


2,766,903
123,316
X

Walter
Harris
X


ITLA CAP CORP

Common
450565106


4,141,200
285,600
X

Walter
Harris
X


INTEL CORP

Common
458140100


55,600,631
415,900
X

Walter
Harris
X


JAN BELL MARKETING INC

Common
470760109


827,688
348,500
X

Walter
Harris
X


KANSAS CITY SOUTHERN IN
D
Common
485170104


8,052,825
90,800
X

Walter
Harris
X


LAKES GAMING

Common
51206P109


3,261,696
367,515
X

Walter
Harris
X


LONE STAR STEAKHOUSE SA
LOON
Common
542307103


2,212,313
218,500
X

Walter
Harris
X


METTLER TOLDEO INTL

Common
592688105


10,668,000
266,700
X

Walter
Harris
X


NTL INC.-FORMERLY INTL
CABLETEL IN
C        Common
629407107


17,434,103
291,175
X

Walter
Harris
X


NORTH FORK BANCORPORATI
ON INC NY
Common
659424105


6,664,922
440,656
X

Walter
Harris
X


OM GROUP INC

Common
670872100


10,124,400
230,100
X

Walter
Harris
X


OCWEN FINANCIAL CORP

Common
67574M106


3,841,157
690,545
X

Walter
Harris
X


PFF BANCORP

Common
69331W104


3,356,175
183,900
X

Walter
Harris
X


PARK PLACE ENTERTAINMEN
T CORP
Common
700690100


23,035,118
1,890,061
X

Walter
Harris
X


PETROLEUM GEO-SVCS A/S

Common-
ADR716597109


6,618,544
387,900
X

Walter
Harris
X


PHILIP MORRIS CO INC (H
LDG CO)
Common
718154107


6,989,922
263,150
X

Walter
Harris
X


PHOTRONICS

Common
719405102


1,537,925
54,200
X

Walter
Harris
X


QUEENS CNTY BANCORP INC

Common
748242104


1,801,344
97,700
X

Walter
Harris
X


RADIAN GROUP INC(CMAC)

Common
750236101


12,523,500
242,000
X

Walter
Harris
X


RECONDITIONED SYSTEMS I
NC
Common
756240305


926,068
331,117
X

Walter
Harris
X


REDWOOD TRUST INC

Common
758075402


10,141,726
724,409
X

Walter
Harris
X


REYNOLDS & REYNOLDS CO
CL-A
Class-
A  761695105


21,670,050
1,187,400
X

Walter
Harris
X


RESOURCES BANSHARES MTG
GROUP INC
Common
761197102


2,475,650
591,200
X

Walter
Harris
X


RFS HOTEL INVESTORS INC

Common
74955J108


9,202,600
783,200
X

Walter
Harris
X


STRAWBRIDGE & CLOTHIER

Common
863200101


0
73,578
X

Walter
Harris
X


TEVA PHARMACEUTICAL IND
LTD
Common
881624209


8,382,150
151,200
X

Walter
Harris
X


WMS INDS INC

Common
929297109


2,624,375
170,000
X

Walter
Harris
X



















































$


525,588,80
5
















































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































































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